Schedule of amounts recognised in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
IfrsStatementLineItems [Line Items]
Depreciation expense of right-of-use asset (Refer note 13)	₨ 62,643	₨ 87,936	₨ 77,868
Interest expense on lease liabilities (Refer note 16)		72,033
Expense relating to short-term leases (Refer note 12)	2,330	9,418		₨ 55,007
Total amount recognised in profit or loss		₨ 169,387
Travel Co. In. Limited [Member]
IfrsStatementLineItems [Line Items]
Depreciation expense of right-of-use asset (Refer note 13)	62,643
Interest expense on lease liabilities (Refer note 16)	43,871
Expense relating to short-term leases (Refer note 12)	2,330
Total amount recognised in profit or loss	₨ 108,844